Filed pursuant to Rule 497E
File No.: 333-17391

Poplar Forest Partners Fund
Poplar Forest Cornerstone Fund

Supplement dated January 4, 2022 to the
Prospectus and Statement of Additional Information
dated January 28, 2021, as supplemented

Effective January 4, 2022, the Adviser’s offices have moved to the following address:

225 South Lake Avenue, Suite 950
Pasadena, California 91101

Please retain this Supplement with the Prospectus and SAI.